UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

1255 Fourier Drive, Suite 200

Madison, Wisconsin 53717
(Address of principal executive offices)--(Zip code)

Jason L. Stephens

Chief Executive Officer
Thompson IM Funds, Inc.
1255 Fourier Drive, Suite 200

Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Matthew C. Vogel, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant’s telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2026

Date of reporting period: May 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant prepared the following semi-annual reports to shareholders for the Six-Month Period ended May 31, 2026:

•	Thompson LargeCap Fund
•	Thompson MidCap Fund
•	Thompson Bond Fund

Thompson LargeCap Fund THPGX Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about the Thompson LargeCap Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at http://www.thompsonim.com/forms/index.html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment^
Thompson LargeCap Fund	$53	0.99%

^	Annualized

KEY FUND STATISTICS (as of May 31, 2026)
Net Assets	$223,233,039
Number of Holdings	80
Portfolio Turnover	19%

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

(Expressed as a percentage of net assets)

Top Holdings	(%)
Alphabet Inc. Class A	6.3%
Microsoft Corp.	4.2%
Apple Inc.	3.1%
UnitedHealth Group Inc.	2.5%
Citigroup Inc.	2.5%
Qualcomm Inc.	2.1%
NXP Semiconductors N.V.	2.1%
LKQ Corp.	2.0%
Pfizer Inc.	1.9%
Warner Bros. Discovery, Inc.	1.8%

Sector Weightings	(%)
Information Technology	27.0%
Health Care	17.4%
Financials	17.3%
Communication Services	11.3%
Consumer Staples	8.3%
Consumer Discretionary	5.6%
Industrials	5.0%
Energy	2.6%
Materials	2.0%
Net Other Assets & Liabilities	3.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://www.thompsonim.com/forms/index.html
HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Thompson IM Funds, Inc. documents not be householded, please contact Thompson IM Funds, Inc. at 1-800-999-0887 or thompsonimfunds@usbank.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Thompson IM Funds, Inc. or your financial intermediary.

Thompson LargeCap Fund	PAGE 1	TSR_SAR_884891300

Thompson MidCap Fund THPMX Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about the Thompson MidCap Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at http://www.thompsonim.com/forms/index.html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment^
Thompson MidCap Fund	$62	1.15%

^	Annualized

KEY FUND STATISTICS (as of May 31, 2026)
Net Assets	$62,087,946
Number of Holdings	78
Portfolio Turnover	22%

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

(Expressed as a percentage of net assets)

Top Holdings	(%)
Viatris Inc.	2.9%
AMN Healthcare Services, Inc.	2.5%
Neurocrine Biosciences, Inc.	2.5%
Concentrix Corp.	2.3%
Kornit Digital Ltd.	2.3%
Jazz Pharmaceuticals PLC	2.2%
NXP Semiconductors N.V.	2.1%
LKQ Corp.	2.0%
Flagstar Bank N.A.	2.0%
Okta, Inc.	2.0%

Sector Weightings	(%)
Financials	17.9%
Health Care	17.7%
Information Technology	15.2%
Industrials	12.8%
Consumer Discretionary	8.1%
Real Estate	7.7%
Consumer Staples	6.9%
Utilities	4.3%
Materials	4.1%
Net Other Assets & Liabilities	5.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://www.thompsonim.com/forms/index.html
HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Thompson IM Funds, Inc. documents not be householded, please contact Thompson IM Funds, Inc. at 1-800-999-0887 or thompsonimfunds@usbank.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Thompson IM Funds, Inc. or your financial intermediary.

Thompson MidCap Fund	PAGE 1	TSR_SAR_884891607

Thompson Bond Fund THOPX Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about the Thompson Bond Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at http://www.thompsonim.com/forms/index.html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment^
Thompson Bond Fund	$36	0.72%

^	Annualized

KEY FUND STATISTICS (as of May 31, 2026)
Net Assets	$1,934,428,615
Number of Holdings	527
Portfolio Turnover	10%
Average Credit Quality+	BBB
Effective Duration	3.25 yrs

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

(Expressed as a percentage of net assets)

Top 10 Issuers	(%)
U.S. Treasury Bills	3.2%
Lincoln National Corp.	2.3%
Brean Asset Backed Securities Trust	2.1%
Federal Home Loan Banks	1.5%
JPMBB Commercial Mortgage Securities Trust	1.2%
Ginnie Mae REMIC Trust	1.2%
COMM Mortgage Trust	1.1%
WFRBS Commercial Mortgage Trust	1.1%
TransCanada PipeLines Ltd.	0.8%
Morgan Stanley Bank of America Merrill Lynch Trust	0.8%

Asset Allocation	(%)
Corporate Bonds	73.2%
Commercial Mortgage-Backed Securities	8.2%
Asset-Backed Securities	7.7%
U.S. Government & Agency Securities	4.8%
Residential Mortgage-Backed Securities	2.6%
U.S. Government Agency Mortgage-Backed Securities	1.8%
Net Other Assets & Liabilities	1.7%

Credit Rating Description+	(%)
AAA	3.0%
AA	7.8%
A	12.3%
BBB	61.9%
BB and Below	12.1%
Not Rated	1.2%
Net Other Assets & Liabilities	1.7%

+	Ratings provided by Standard & Poor’s, Moody’s, and Fitch. When ratings are available from multiple rating agencies, a conservative methodology is to be adopted: For cases where there are three distinct ratings available, use the middle-quality rating (dropping the highest and lowest ratings); if two different ratings are available, use the lower rating; if only one agency rates a holding, then use that rating. For certain securities that are not rated by any of these three agencies, credit ratings from other agencies may be used. For cases where there is not a rating available from any agency, the holding is classified as Not Rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).
Thompson Bond Fund	PAGE 1	TSR_SAR_884891201

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://www.thompsonim.com/forms/index.html
HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Thompson IM Funds, Inc. documents not be householded, please contact Thompson IM Funds, Inc. at 1-800-999-0887 or thompsonimfunds@usbank.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Thompson IM Funds, Inc. or your financial intermediary.

Thompson Bond Fund	PAGE 2	TSR_SAR_884891201

Item (b): Not applicable.

Item 2. Code of Ethics.

Not required in Semi-Annual Reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required in Semi-Annual Reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required in Semi-Annual Reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

(a). Refer to information included in Item 7.

(b). Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Registrant prepared financial statements and financial highlights for the six-month period ended May 31, 2026 for the following funds:

•	Thompson LargeCap Fund
•	Thompson MidCap Fund
•	Thompson Bond Fund

Semi-Annual Financial Statements

May 31, 2026

THOMPSON
LARGECAP FUND®
(THPGX)

THOMPSON
MIDCAP FUND®
(THPMX)

THOMPSON
BOND FUND®
(THOPX)

THOMPSON IM FUNDS, INC.
SMART INVESTING STARTS HERE®

Telephone: 1-800-999-0887
www.thompsonim.com

THOMPSON IM FUNDS, INC.

Semi-Annual Financial Statements

May 31, 2026

This report contains information for existing shareholders of Thompson IM Funds, Inc.
It does not constitute an offer to sell. This Report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund Prospectus, which contains information about the Funds’ objectives and policies, risks, management, expenses and other information.

A Prospectus can be obtained by calling 1-800-999-0887.

Please read your Prospectus carefully.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

	Shares	Value
COMMON STOCKS - 99.8%		$222,814,451
(COST $140,628,720)

Communication Services - 11.3%		25,230,154
Media & Entertainment - 11.3%
Alphabet Inc. Class A	37,200	14,148,648
Meta Platforms, Inc. Class A	5,975	3,779,247
Netflix, Inc. (a)	13,200	1,135,464
The Walt Disney Co.	20,550	2,092,607
Warner Bros. Discovery, Inc. (a)	150,840	4,074,188

Consumer Discretionary - 5.6%		12,358,640
Consumer Discretionary Distribution & Retail - 5.6%
Chewy, Inc. Class A (a)	163,825	3,692,615
eBay Inc.	28,220	3,083,599
LKQ Corp.	168,050	4,557,516
Pool Corp.	5,650	1,024,910

Consumer Staples - 8.3%		18,600,224
Consumer Staples Distribution & Retail - 2.6%
Performance Food Group Co. (a)	26,175	2,570,123
Target Corp.	25,060	3,184,374
Food Beverage & Tobacco - 2.8%
PepsiCo, Inc.	27,730	3,998,389
The JM Smucker Co.	22,350	2,306,520
Household & Personal Products - 2.9%
Kimberly-Clark Corp.	22,258	2,172,381
The Clorox Co.	24,925	2,243,749
The Procter & Gamble Co.	14,800	2,124,688

Energy - 2.6%		5,848,818
Cheniere Energy, Inc.	7,000	1,574,020
Chevron Corp.	11,670	2,129,308
Exxon Mobil Corp.	14,770	2,145,490

Financials - 17.3%		38,664,012
Banks - 7.6%
Bank of America Corp.	63,425	3,272,730
Citigroup Inc.	43,800	5,514,420
Citizens Financial Group, Inc.	25,775	1,604,752
Flagstar Bank N.A.	118,800	1,670,328
JPMorgan Chase & Co.	8,970	2,684,811
PNC Financial Services Group, Inc.	9,945	2,199,038
Financial Services - 9.7%
Capital One Financial Corp.	5,374	1,009,936
Fiserv, Inc. (a)	34,599	1,956,919
Intercontinental Exchange, Inc.	14,400	2,129,040
Northern Trust Corp.	13,110	2,169,050
PayPal Holdings, Inc.	85,385	3,820,979
S&P Global Inc.	2,500	1,060,000
State Street Corp.	14,200	2,210,088
The Charles Schwab Corp.	43,425	3,793,174
Visa Inc. Class A	10,935	3,568,747

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

	Shares	Value
COMMON STOCKS (continued)

Health Care - 17.4%		$38,894,091
Health Care Equipment & Services - 8.8%
AMN Healthcare Services, Inc. (a)	129,300	3,745,821
CVS Health Corp.	42,460	3,863,011
GE HealthCare Technologies Inc.	24,050	1,499,277
HCA Healthcare, Inc.	4,525	1,712,894
HealthEquity, Inc. (a)	13,100	1,152,669
The Cigna Group	7,700	2,135,980
UnitedHealth Group Inc.	14,510	5,518,298
Pharmaceuticals Biotechnology & Life Sciences - 8.6%
AbbVie Inc.	10,270	2,235,984
Amgen Inc.	5,975	2,012,320
Bristol-Myers Squibb Co.	39,525	2,260,039
Johnson & Johnson	11,400	2,568,762
Merck & Co., Inc.	21,600	2,564,352
Pfizer Inc.	159,700	4,180,946
Viatris Inc.	211,792	3,443,738

Industrials - 5.0%		11,219,368
Capital Goods - 2.7%
Kornit Digital Ltd. (a)	241,160	3,889,911
The Boeing Co. (a)	9,550	2,207,483
Commercial & Professional Services - 1.1%
Concentrix Corp.	90,450	2,558,830
Transportation - 1.2%
FedEx Corp.	6,225	2,563,144

Information Technology - 27.0%		60,268,364
Semiconductors & Semiconductor Equipment - 9.0%
Analog Devices, Inc.	7,690	3,182,506
Infineon Technologies A.G. ADR	25,675	2,457,354
Marvell Technology, Inc.	9,600	1,968,000
Microchip Technology Inc.	34,900	3,303,285
NXP Semiconductors N.V.	14,330	4,604,945
Qualcomm Inc.	18,555	4,657,676
Software & Services - 10.1%
Adobe Inc. (a)	11,100	2,877,231
Intuit Inc.	10,675	3,539,083
Microsoft Corp.	20,686	9,313,665
Oracle Corp.	11,075	2,500,513
Salesforce, Inc.	12,300	2,350,530
Workday, Inc. Class A (a)	13,700	2,002,803
Technology Hardware & Equipment - 7.9%
Apple Inc.	22,370	6,980,782
Calix, Inc. (a)	30,925	1,229,269
Cisco Systems, Inc.	23,835	2,870,211
Coherent Corp. (a)	3,225	1,165,741
Everpure, Inc. Class A (a)	22,800	1,812,828
Keysight Technologies, Inc. (a)	4,600	1,556,318
Lumentum Holdings Inc. (a)	1,075	919,082
Viavi Solutions Inc. (a)	20,110	976,542

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

	Shares	Value
COMMON STOCKS (continued)

Materials - 2.0%		$4,411,668
Freeport-McMoRan Inc.	33,775	2,219,355
O-I Glass, Inc. (a)	250,550	2,192,313

Real Estate - 1.7%		3,766,057
Equity Real Estate Investment Trusts (REITs) - 1.3%
Alexandria Real Estate Equities, Inc.	57,525	2,857,842
Real Estate Management & Development - 0.4%
Colliers Int’l. Group Inc.	9,625	908,215

Utilities - 1.6%		3,553,055
Alliant Energy Corp.	15,500	1,109,955
WEC Energy Group, Inc.	22,000	2,443,100

RIGHTS - 0.0%^		–
(COST $0)

Financials - 0.0%^		–
Financial Services - 0.0%^
Sycamore Partners LLC (a)(c)(d)	169,625	–

SHORT-TERM INVESTMENTS - 0.1%^		100,000
(COST $100,000)

Money Market Funds - 0.1%^		100,000
First American Government Obligations Fund Class X, 3.55% (b)	100,000	100,000

TOTAL INVESTMENTS - 99.9% (COST $140,728,720)		222,914,451

NET OTHER ASSETS & LIABILITIES - 0.1%		318,588

NET ASSETS - 100.0%		$223,233,039

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

a)	Non-income producing security.
b)	Represents the 7-day yield at May 31, 2026.
c)	Investment valued using significant unobservable inputs.
d)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Date Acquired	Security Name	Shares	Total Cost	Market Value
8/27/2025	Sycamore Partners LLC	169,625	$—	$—

^	Rounds to 0.0%.

Abbreviations:

ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2026, the LargeCap Fund had 27.00% of the value of their total investments within the Information Technology sector.

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2026:

	Level 1	Level 2	Level 3(1)	Total
Common stocks
Communication services	$25,230,154	$–	$–	$ 25,230,154
Consumer discretionary	12,358,640	–	–	12,358,640
Consumer staples	18,600,224	–	–	18,600,224
Energy	5,848,818	–	–	5,848,818
Financials	38,664,012	–	–	38,664,012
Health care	38,894,091	–	–	38,894,091
Industrials	11,219,368	–	–	11,219,368
Information technology	60,268,364	–	–	60,268,364
Materials	4,411,668	–	–	4,411,668
Real estate	3,766,057	–	–	3,766,057
Utilities	3,553,055	–	–	3,553,055
Total common stocks	222,814,451	–	–	222,814,451
Rights
Rights	–	–	–	–
Total rights	–	–	–	–
Short-term investments
Money market funds	100,000	–	–	100,000
Total short-term investments	100,000	–	–	100,000
Total investments	$222,914,451	$–	$–	$222,914,451

(1) For the period ended May 31, 2026, investments valued at $0 were included in level 3 due to the unavailability of active market pricing. There were no transfers between levels during the period. Level 3 amount shown includes securities determined to have no value at May 31, 2026.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended May 31, 2026 is not presented.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

	Shares	Value
COMMON STOCKS - 99.8%		$61,986,849
(COST $47,663,903)

Communication Services - 2.5%		1,570,493
Media & Entertainment - 2.5%
Ubisoft Entertainment S.A. ADR (a)	453,000	575,310
Warner Bros. Discovery, Inc. (a)	36,845	995,183

Consumer Discretionary - 8.1%		5,021,558
Consumer Discretionary Distribution & Retail - 5.8%
Chewy, Inc. Class A (a)	52,390	1,180,871
eBay Inc.	5,685	621,200
LKQ Corp.	46,010	1,247,791
Pool Corp.	3,125	566,875
Consumer Durables & Apparel - 2.3%
Hasbro, Inc.	2,850	245,585
Levi Strauss & Co. Class A	30,500	707,600
Mattel, Inc. (a)	30,230	451,636

Consumer Staples - 6.9%		4,281,447
Consumer Staples Distribution & Retail - 3.6%
Performance Food Group Co. (a)	10,800	1,060,452
Target Corp.	9,025	1,146,807
Food Beverage & Tobacco - 2.3%
Nomad Foods Ltd.	79,790	809,071
The JM Smucker Co.	6,275	647,580
Household & Personal Products - 1.0%
The Clorox Co.	6,860	617,537

Energy - 2.6%		1,592,873
Cameco Corp.	2,605	293,584
Cheniere Energy, Inc.	2,565	576,766
Exxon Mobil Corp.	4,974	722,523

Financials - 17.9%		11,124,013
Banks - 7.5%
Associated Banc-Corp	31,408	873,456
Citizens Financial Group, Inc.	9,260	576,528
Flagstar Bank N.A.	88,742	1,247,713
PNC Financial Services Group, Inc.	2,880	636,826
Truist Financial Corp.	11,231	541,447
Zions Bancorporation, N.A.	12,585	785,933
Financial Services - 10.4%
Annaly Capital Management, Inc.	33,456	731,014
Capital One Financial Corp.	4,537	852,638
Fiserv, Inc. (a)	14,823	838,389
Global Payments Inc.	8,010	604,835
Intercontinental Exchange, Inc.	2,850	421,372
Northern Trust Corp.	3,615	598,102
PayPal Holdings, Inc.	13,030	583,093
State Street Corp.	4,190	652,132
The Charles Schwab Corp.	13,515	1,180,535

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

	Shares	Value
COMMON STOCKS (continued)

Health Care - 17.7%		$10,985,108
Health Care Equipment & Services - 7.2%
AMN Healthcare Services, Inc. (a)	54,250	1,571,622
GE HealthCare Technologies Inc.	8,525	531,449
HealthEquity, Inc. (a)	7,500	659,925
Teleflex Inc.	7,410	953,222
The Cooper Companies, Inc. (a)	12,150	743,701
Pharmaceuticals Biotechnology & Life Sciences - 10.5%
Green Thumb Industries Inc. (a)	95,030	766,892
IQVIA Holdings Inc. (a)	5,610	1,022,198
Jazz Pharmaceuticals PLC (a)	5,765	1,363,365
Neurocrine Biosciences, Inc. (a)	9,755	1,544,216
Viatris Inc.	112,455	1,828,518

Industrials - 12.8%		7,969,141
Capital Goods - 8.2%
A.O. Smith Corp.	11,390	646,041
Kornit Digital Ltd. (a)	88,310	1,424,440
Mueller Water Products, Inc. Class A	13,005	327,856
Regal Rexnord Corp.	3,450	696,072
WillScot Holdings Corp.	42,781	1,100,755
Xylem, Inc.	8,264	905,239
Commercial & Professional Services - 4.6%
Concentrix Corp.	50,425	1,426,523
Equifax Inc.	3,425	567,831
SS&C Technologies Holdings, Inc.	12,950	874,384

Information Technology - 15.2%		9,452,653
Semiconductors & Semiconductor Equipment - 6.9%
Infineon Technologies A.G. ADR	12,020	1,150,434
Marvell Technology, Inc.	5,300	1,086,500
Microchip Technology Inc.	8,275	783,229
NXP Semiconductors N.V.	4,045	1,299,861
Software & Services - 3.5%
Okta, Inc. (a)	9,900	1,220,373
Workday, Inc. Class A (a)	6,440	941,464
Technology Hardware & Equipment - 4.8%
Calix, Inc. (a)	13,915	553,121
Coherent Corp. (a)	1,325	478,948
Everpure, Inc. Class A (a)	8,765	696,905
Keysight Technologies, Inc. (a)	1,740	588,694
Lumentum Holdings Inc. (a)	295	252,213
Viavi Solutions Inc. (a)	8,256	400,911

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

	Shares	Value
COMMON STOCKS (continued)

Materials - 4.1%		$2,514,704
Freeport-McMoRan Inc.	10,660	700,469
James Hardie Industries plc (a)	27,587	642,225
O-I Glass, Inc. (a)	133,944	1,172,010

Real Estate - 7.7%		4,784,837
Equity Real Estate Investment Trusts (REITs) - 5.8%
Alexandria Real Estate Equities, Inc.	22,630	1,124,258
Global Net Lease, Inc. (a)	66,295	621,184
Host Hotels & Resorts Inc.	30,125	692,273
Omega Healthcare Investors, Inc.	13,205	617,466
Park Hotels & Resorts Inc.	45,300	549,489
Real Estate Management & Development - 1.9%
Colliers Int’l. Group Inc.	6,100	575,596
FirstService Corp.	4,505	604,571

Utilities - 4.3%		2,690,022
Alliant Energy Corp.	12,770	914,460
WEC Energy Group, Inc.	7,910	878,405
Xcel Energy Inc.	11,285	897,157

RIGHTS - 0.0%^		–
(COST $0)

Financials - 0.0%^		–
Financial Services - 0.0%^
Sycamore Partners LLC (a)(c)(d)	57,695	–

SHORT-TERM INVESTMENTS - 0.1%		70,623
(COST $70,623)

Money Market Funds - 0.1%		70,623
First American Government Obligations Fund Class X, 3.55% (b)	70,623	70,623

TOTAL INVESTMENTS - 99.9% (COST $47,734,526)		62,057,472

NET OTHER ASSETS & LIABILITIES - 0.1%		30,474

NET ASSETS - 100.0%		$62,087,946

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

a)	Non-income producing security.
b)	Represents the 7-day yield at May 31, 2026.
c)	Investment valued using significant unobservable inputs.
d)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Date Acquired	Security Name	Shares	Total Cost	Market Value
8/27/2025	Sycamore Partners LLC	57,695	$—	$—

^	Rounds to 0.0%.

Abbreviations:

ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company
S.A.	Generally designates corporations in various countries, mostly those employing civil law. This translates literally as anonymous company.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2026:

	Level 1	Level 2	Level 3 (1)	Total
Common stocks
Communication services	$ 1,570,493	$–	$–	$ 1,570,493
Consumer discretionary	5,021,558	–	–	5,021,558
Consumer staples	4,281,447	–	–	4,281,447
Energy	1,592,873	–	–	1,592,873
Financials	11,124,013	–	–	11,124,013
Health care	10,985,108	–	–	10,985,108
Industrials	7,969,141	–	–	7,969,141
Information technology	9,452,653	–	–	9,452,653
Materials	2,514,704	–	–	2,514,704
Real estate	4,784,837	–	–	4,784,837
Utilities	2,690,022	–	–	2,690,022
Total common stocks	61,986,849	–	–	61,986,849
Rights
Rights	–	–	–	–
Total rights	–	–	–	–
Short-term investments
Money market funds	70,623	–	–	70,623
Total short-term investments	70,623	–	–	70,623
Total investments	$62,057,472	$–	$–	$62,057,472

(1) For the period ended May 31, 2026, investments valued at $0 were included in level 3 due to the unavailability of active market pricing. There were no transfers between levels during the period. Level 3 amount shown includes securities determined to have no value at May 31, 2026.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended May 31, 2026 is not presented.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 95.0%				$1,839,302,649
(COST $1,972,263,931)

Asset-Backed Securities - 7.7%				148,897,308
AASET Trust, Series 2022-1A A (l)	6.000	05/16/47	3,692,759	3,691,189
AASET Trust, Series 2024-1A A1 (l)	6.261	05/16/49	6,572,649	6,697,439
AASET Trust, Series 2025-2A A (l)	5.522	02/16/50	932,657	925,180
American Airlines, Series 2015-1 A	3.375	11/01/28	852,679	840,733
American Airlines, Series 2017-1 A	4.000	08/15/30	178,195	173,238
Business Jet Securities, LLC, Series 2022-1A A (l)	4.455	06/15/37	2,862,117	2,829,244
Business Jet Securities, LLC, Series 2022-1A B (l)	5.192	06/15/37	408,874	403,162
Business Jet Securities, LLC, Series 2024-1A A (l)	6.197	05/15/39	5,742,368	5,802,979
Castle Aircraft Securitization Trust, Series 2019-1A A (l)	3.967	04/15/39	623,281	613,188
CLI Funding IX LLC, Series 2024-1A B (l)	5.660	07/20/49	3,529,271	3,516,292
CVS Pass-Through Trust	6.943	01/10/30	1,321,349	1,361,048
DCAL Aviation Finance Ltd. (AIM), Series 2015-1A A1 (f)(l)	6.213	02/15/40	408,973	402,307
ECAF I Ltd., Series 2015-1A A2 (l)	4.947	06/15/40	2,521,165	2,357,844
ECAF I Ltd., Series 2015-1A B1 (l)	5.802	06/15/40	19,177,362	9,501,999
HOA RoyaltyCo LLC, Series 2025-1A 2I (i)(l)(m)(n)	4.723	11/22/55	13,007,460	5,810,746
Horizon Aircraft Finance I Ltd., Series 2018-1 B (l)	5.270	12/15/38	2,702,399	2,634,596
Horizon Aircraft Finance II Ltd., Series 2019-1 A (l)	3.721	07/15/39	953,997	939,684
Horizon Aircraft Finance IV Ltd., Series 2024-1 A (l)	5.375	09/15/49	7,047,590	6,956,525
Instar Leasing V LLC, Series 2026-1A A (l)	5.250	04/17/56	5,000,000	4,937,062
Instar Leasing V LLC, Series 2026-1A B (l)	5.530	04/17/56	2,000,000	1,979,086
JOL Air Limited, Series 2019-1 B (l)	4.948	04/15/44	431,247	426,793
Labrador Aviation Finance Ltd., Series 2016-1A B1 (l)	5.682	01/15/42	12,255,739	13,238,404
Lafayette Federal Credit Union Asset Trust (MRQI), Series 2026-HI1A A2 (l)	5.375	02/25/48	5,735,657	5,696,962
MACH 1 Cayman Ltd., Series 2019-1 B (l)	4.335	10/15/39	396,332	393,538
MAPS Ltd., Series 2026-1A A (l)	5.201	01/15/51	7,806,049	7,639,565
METAL LLC, Series 2017-1 A (l)	4.581	10/15/42	11,609,550	8,184,733
METAL LLC, Series 2017-1 B (l)(m)	6.500	10/15/42	26,657,035	2,932,274
Phantom Aviation, Series 2026-1 A (l)	5.240	01/15/51	3,459,184	3,366,107
Pk Alift Loan Funding 6 LP, Series 2025-1 A (l)	5.365	11/15/42	3,484,000	3,491,279
Project Silver, Series 2019-1 A (l)	3.967	07/15/44	2,592,922	2,523,302
PROP Limited, Series 2017-1 B (l)(m)	6.900	03/15/42	3,836,109	2,893,193
Signal Rail IV LLC, Series 2025-1A A (l)	5.180	11/17/55	5,761,853	5,690,330
Signal Rail IV LLC, Series 2025-1A B (l)	5.360	11/17/55	1,700,000	1,670,101
Slam Ltd., Series 2024-1A A (l)	5.335	09/15/49	1,658,251	1,643,801
SMB Private Education Loan Trust, Series 2014-A C (l)	4.500	09/15/45	7,000,000	6,290,583
Sprite Limited, Series 2021-1 A (l)	3.750	11/15/46	2,401,193	2,356,426
Sprite Limited, Series 2021-1 B (l)	5.100	11/15/46	761,516	754,088
TGIF Funding LLC, Series 2017-1A A2 (l)(m)	6.202	04/30/47	10,990,469	8,318,943
Thrust Engine Leasing DAC, Series 2021-1A A (l)	4.163	07/15/40	2,876,297	2,845,495
Thunderbolt Aircraft Lease Ltd., Series 2019-1 B (l)	4.750	11/15/39	579,430	570,738
Trinity Rail Leasing, Series 2025-1A A (l)	5.090	10/19/55	2,943,291	2,885,159
Trinity Rail Leasing, Series 2025-1A B (l)	5.300	10/19/55	1,160,000	1,133,423
United Airlines, Series 2020-1 A	5.875	04/15/29	1,555,771	1,578,530

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Commercial Mortgage-Backed Securities - 8.2%				$158,819,091
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 B (1.0 x (TSFR1M + 1.26448%), floor 1.150%) (d)(l)	4.892	06/15/31	5,608,848	5,562,537
Citigroup Commercial Mortgage Trust, Series 2015-GC35 C (d)(f)	4.514	11/10/48	7,000,000	5,090,035
Citigroup Commercial Mortgage Trust, Series 2016-GC36 C (d)	4.804	02/10/49	5,000,000	4,390,900
COMM Mortgage Trust, Series 2012-CR4 AM (f)	3.251	10/15/45	3,000,000	2,895,000
COMM Mortgage Trust, Series 2014-CR16 C (d)	4.887	04/10/47	5,000,000	4,899,850
COMM Mortgage Trust, Series 2014-UBS4 D (d)(l)	4.881	08/10/47	9,740,000	1,938,260
COMM Mortgage Trust, Series 2014-UBS5 B	4.514	09/10/47	3,270,000	3,170,453
COMM Mortgage Trust, Series 2014-UBS5 C (d)(f)	4.883	09/10/47	6,500,000	6,032,374
COMM Mortgage Trust, Series 2015-DC1 C (d)	4.421	02/10/48	540,000	476,480
COMM Mortgage Trust, Series 2015-PC1 D (d)	4.522	07/10/50	2,500,000	2,075,050
Credit Suisse Commercial Mortgage Securities Corp., Series 2016-NXSR C (d)	4.542	12/15/49	3,000,000	2,896,769
CSAIL Commercial Mortgage Trust, Series 2015-C1 C (d)	3.891	04/15/50	1,780,000	1,664,282
CSAIL Commercial Mortgage Trust, Series 2015-C2 C (d)	4.317	06/15/57	1,331,933	1,271,983
CSAIL Commercial Mortgage Trust, Series 2015-C3 D (d)	3.338	08/15/48	5,795,000	4,498,253
DBUBS Mortgage Trust, Series 2011-LC3A PM1 (f)(l)	4.452	05/10/44	7,220,321	6,786,813
DBUBS Mortgage Trust, Series 2011-LC3A PM2 (d)(f)(l)(m)	5.268	05/10/44	4,197,000	1,720,602
GS Mortgage Securities Trust, Series 2014-GC24 B (d)	4.449	09/10/47	1,638,115	1,591,020
HMH Trust, Series 2017-NSS A (f)(l)	3.062	07/05/31	5,850,000	4,665,492
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 B (l)	5.013	02/15/46	1,728,679	1,716,347
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 C (l)	5.360	02/15/46	9,250,000	8,999,013
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9 C (d)(l)	3.691	12/15/47	881,116	863,485
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20 D (d)(f)(l)	4.500	07/15/47	4,268,180	1,493,863
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12 C (d)	4.072	07/15/45	1,769,939	1,743,425
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 C (d)	4.171	08/15/46	2,161,450	2,107,414
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18 C (d)	4.659	02/15/47	5,060,000	4,930,211
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22 D (d)(f)(l)	5.512	09/15/47	4,966,000	3,265,046
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24 B (f)	4.116	11/15/47	10,400,000	9,726,557
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28 C (d)	4.418	10/15/48	782,620	772,438
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32 B (f)	4.389	11/15/48	500,000	248,745
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 C (d)	4.081	07/15/46	2,750,000	2,544,293
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11 AS (d)	4.209	08/15/46	4,131,468	3,986,867
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12 C (d)	4.848	10/15/46	340,127	329,039
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21 C (d)	4.089	03/15/48	8,000,000	7,255,760
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22 D (d)(f)(l)	4.094	04/15/48	5,000,000	1,985,500
Morgan Stanley Capital I Trust, Series 2011-C2 D (d)(l)	5.385	06/15/44	236,591	234,267
Morgan Stanley Capital I Trust, Series 2015-UBS8 C (d)	4.522	12/15/48	2,624,820	2,572,376
Morgan Stanley Capital I Trust, Series 2016-UB12 C (d)(f)	4.244	12/15/49	5,000,000	3,913,522
Wells Fargo Commercial Mortgage Trust, Series 2015-C27 C	3.894	02/15/48	4,171,716	3,672,362
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 C (d)	4.921	11/15/48	42,852	42,123
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 D	3.852	11/15/48	5,189,370	4,686,468

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1 C (d)	4.431	09/15/48	3,653,005	$3,511,269
Wells Fargo Commercial Mortgage Trust, Series 2016-C36 C (d)	4.223	11/15/59	3,000,000	2,550,227
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP A (1 x (TSFR1M + 0.921%), floor 0.875%) (d)(l)	4.548	12/15/34	1,625,000	1,516,477
WFRBS Commercial Mortgage Trust, Series 2012-C10 B	3.744	12/15/45	810,829	785,378
WFRBS Commercial Mortgage Trust, Series 2012-C10 C (d)	4.424	12/15/45	7,000,000	5,950,070
WFRBS Commercial Mortgage Trust, Series 2013-C14 B (d)	3.841	06/15/46	1,500,000	1,425,630
WFRBS Commercial Mortgage Trust, Series 2013-C15 B (d)	4.286	08/15/46	3,185,088	3,113,455
WFRBS Commercial Mortgage Trust, Series 2014-C20 C (f)	4.513	05/15/47	4,500,000	1,979,865
WFRBS Commercial Mortgage Trust, Series 2014-C21 C	4.234	08/15/47	3,000,000	2,887,470
WFRBS Commercial Mortgage Trust, Series 2014-C21 D (f)(l)	3.497	08/15/47	5,000,000	4,252,950
WP Glimcher Mall Trust, Series 2015-WPG B (d)(l)	3.633	06/05/35	2,231,464	2,131,026

Corporate Bonds - 73.2%				1,416,869,494
A10 Capital, LLC (l)	5.875	08/17/26	5,000,000	4,933,074
A10 Capital, LLC (l)	5.875	08/17/26	1,500,000	1,479,922
AbbVie Inc.	4.500	05/14/35	500,000	482,485
ACRES Commercial Realty Corp.	5.750	08/15/26	8,000,000	7,963,559
AEP Texas Inc.	5.700	05/15/34	2,000,000	2,065,354
Affiliated Managers Group, Inc.	5.500	08/20/34	4,500,000	4,505,840
Affiliated Managers Group, Inc.	5.500	02/15/36	3,000,000	2,964,284
Albemarle Corp.	5.050	06/01/32	7,250,000	7,255,398
Alexandria Real Estate Equities, Inc.	4.700	07/01/30	1,350,000	1,340,299
Alexandria Real Estate Equities, Inc.	4.750	04/15/35	5,000,000	4,743,517
Alexandria Real Estate Equities, Inc.	5.250	05/15/36	750,000	733,079
Ally Financial Inc.	4.750	06/09/27	6,954,000	6,977,528
Ameren Corp.	1.950	03/15/27	2,960,000	2,906,556
American Assets Trust, L.P.	6.150	10/01/34	7,000,000	7,052,758
American Coastal Insurance Corp. (c)	6.250	12/15/27	2,250,000	2,249,744
American Financial Group, Inc.	5.000	09/23/35	500,000	482,963
American Honda Finance Corp.	5.200	03/05/35	750,000	748,566
American Tower Corp.	3.650	03/15/27	6,550,000	6,521,317
Americold Realty Operating Partnership, L.P.	5.409	09/12/34	7,532,000	7,332,268
Anheuser-Busch InBev Worldwide Inc.	6.625	08/15/33	500,000	552,892
Aon Corp. / Aon Global Holdings PLC	2.850	05/28/27	4,559,000	4,498,894
Arizona Public Service Co.	5.625	05/15/33	5,000,000	5,056,061
Arrow Electronics, Inc.	5.875	04/10/34	6,920,000	7,126,479
Assured Guaranty US Holdings Inc. (TSFR3M + 2.64161%) (d)(k)	6.316	12/15/66	12,106,000	10,424,943
AT&T Inc.	7.700	05/01/32	1,000,000	1,119,080
AT&T Inc.	4.500	05/15/35	2,750,000	2,606,455
AT&T Inc.	4.900	11/01/35	3,750,000	3,655,298
Avery Dennison Corp.	6.000	01/15/33	205,000	213,194
Avnet, Inc.	6.250	03/15/28	2,000,000	2,047,749
Avnet, Inc.	3.000	05/15/31	580,000	525,413
Avnet, Inc.	5.500	06/01/32	4,549,000	4,608,644
BAC Capital Trust XIII (Greater of 4.000% or (TSFR3M + 0.66161%), floor 4.000%) (d)(j)(k)	4.336	06/13/26	2,500,000	1,866,022
Banc of California, Inc. (TSFR3M + 4.195%) (d)	7.859	10/30/30	12,500,000	12,438,743
Bank of America Corp.	4.250	12/03/29	5,000,000	4,930,015
Bank of America Corp. (4.0 x (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)(e)	0.000	11/19/30	671,000	535,214
Bank of America Corp.	5.100	10/22/37	5,000,000	4,862,843
Bank of Marin Bancorp (6.750% to 12/01/30, then TSFR3M + 3.350%) (h)(l)	6.750	12/01/35	6,000,000	5,911,046
Bank of Montreal (6.709% to 08/25/29, then H15T5Y + 2.979%) (h)(j)(k)	6.709	08/25/26	6,977,000	6,982,972

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Bank of Montreal	4.950	03/24/31	5,000,000	$4,969,877
Bank of New York Mellon Corp. (H15T5Y + 3.352%) (h)(j)(k)	7.166	06/20/26	1,000,000	1,003,238
Barclays Bank PLC	5.000	08/01/30	5,000,000	4,913,468
Baxter Int’l. Inc.	1.915	02/01/27	810,000	796,166
Baxter Int’l. Inc.	2.539	02/01/32	1,000,000	854,619
Baxter Int’l. Inc.	5.650	12/15/35	5,500,000	5,441,946
Bay Banks of Virginia, Inc. (TSFR3M + 4.335%, floor 4.335%) (d)(l)	8.015	10/15/29	1,773,034	1,740,426
BCB Bancorp, Inc. (9.250% to 09/01/29, then TSFR3M + 5.820%) (h)	9.250	09/01/34	5,000,000	5,341,093
Becton Dickinson and Co.	7.000	08/01/27	308,000	316,150
Berry Global, Inc.	1.650	01/15/27	953,000	937,509
Berry Global, Inc.	5.500	04/15/28	5,550,000	5,640,585
Big Poppy Holdings, Inc. (8.000% to 03/20/31, then TSFR3M + 4.450%) (h)(l)	8.000	03/20/36	3,000,000	3,002,862
Bio-Rad Laboratories, Inc.	3.300	03/15/27	6,193,000	6,139,497
Black Hills Corp.	3.150	01/15/27	1,300,000	1,290,744
Block Financial LLC	2.500	07/15/28	2,900,000	2,767,212
Block Financial LLC	3.875	08/15/30	4,500,000	4,282,011
Boardwalk Pipelines, LP	4.450	07/15/27	5,948,000	5,939,032
Boeing Co.	5.150	05/01/30	2,300,000	2,336,257
Boeing Co.	6.125	02/15/33	1,000,000	1,069,230
Boeing Co.	3.300	03/01/35	2,881,000	2,482,390
BofA Finance LLC	4.150	11/26/27	733,000	730,362
Booz Allen Hamilton Inc.	5.950	08/04/33	3,500,000	3,574,400
Booz Allen Hamilton Inc.	5.950	04/15/35	3,400,000	3,431,989
BorgWarner, Inc.	2.650	07/01/27	2,522,000	2,477,687
BorgWarner, Inc.	5.400	08/15/34	4,401,000	4,482,957
Boston Properties LP	3.250	01/30/31	4,085,000	3,792,942
Boston Properties LP	5.750	01/15/35	3,155,000	3,186,994
Broadmark Realty Capital Inc. (l)	5.000	11/15/26	5,000,000	4,817,460
Broadstone Net Lease, LLC	5.000	11/01/32	2,600,000	2,562,528
Brown & Brown, Inc.	4.600	12/23/26	2,500,000	2,504,042
Brown & Brown, Inc.	5.650	06/11/34	4,073,000	4,123,082
Brunswick Corp.	2.400	08/18/31	2,781,000	2,427,945
Brunswick Corp.	4.400	09/15/32	5,600,000	5,302,761
Cabot Corp.	3.400	09/15/26	732,000	728,595
Cabot Corp.	6.570	10/21/27	500,000	507,395
Canadian Imperial Bank of Commerce	4.450	10/17/30	6,007,000	5,957,040
Canadian Imperial Bank of Commerce	5.200	12/12/35	5,000,000	4,910,411
Capital Impact Partners	5.335	08/01/30	3,000,000	3,034,301
Capital Impact Partners	5.999	08/01/35	3,000,000	3,106,026
Capital One Financial Corp.	4.100	02/09/27	6,040,000	6,036,366
Capital One Financial Corp.	3.650	05/11/27	1,000,000	994,387
Cardinal Health, Inc.	5.350	11/15/34	2,477,000	2,502,350
Carrington Holding Co., LLC (l)	9.250	05/15/29	5,000,000	5,019,141
Carrington Holding Co., LLC (l)	9.750	05/15/31	5,000,000	5,049,496
CDW LLC / CDW Finance Corp.	5.100	03/01/30	1,500,000	1,496,489
CDW LLC / CDW Finance Corp.	3.569	12/01/31	2,250,000	2,057,380
CDW LLC / CDW Finance Corp.	5.550	08/22/34	3,400,000	3,354,476
Change Co. CDFI LLC (4.750% to 09/30/26, then SOFRRATE + 4.080%) (h)(l)	4.750	09/30/31	7,000,000	6,765,421
Cheniere Energy Partners, L.P.	4.500	10/01/29	4,500,000	4,477,222

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Cheniere Energy Partners, L.P.	5.550	10/30/35	1,250,000	$1,274,155
Cheniere Energy, Inc.	4.625	10/15/28	3,000,000	2,997,439
Choice Hotels Int’l., Inc.	3.700	01/15/31	1,102,000	1,038,841
Choice Hotels Int’l., Inc.	5.850	08/01/34	6,900,000	6,987,223
Cigna Group	5.250	02/15/34	750,000	759,310
Cincinnati Financial Corp.	6.125	11/01/34	4,000,000	4,221,021
Citibank, N.A.	5.570	04/30/34	750,000	780,573
Citigroup Global Markets Holdings Inc. (SOFRRATE - 0.100%, floor 0.000%) (d)	3.544	12/02/62	1,000,000	985,089
Citigroup, Inc. (4.0 x (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	1.820	07/09/28	740,000	658,538
Citigroup, Inc. (4.0 x (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	1.759	11/15/28	245,000	212,565
Citigroup, Inc. (4.0 x (USISDA30 - USISDA02), floor 0.000%, cap 10.000%) (d)	1.474	12/23/29	1,152,000	985,516
Citigroup, Inc. (4.0 x (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)(e)	0.000	11/19/30	727,000	562,076
Citigroup, Inc. (4.35 x (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	1.979	07/09/33	1,394,000	1,019,863
Citigroup, Inc. (5.0 x (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	2.720	12/20/33	2,863,000	2,203,485
Citigroup, Inc.	5.050	02/29/36	6,000,000	5,777,596
Citigroup, Inc. (TSFR3M + 0.81161%) (d)	4.448	08/25/36	868,000	793,833
Colgate-Palmolive Co. (TSFR3M - 0.03839%) (d)	3.672	09/27/41	436,000	435,384
Colgate-Palmolive Co. (TSFR3M - 0.03839%) (d)	3.618	12/04/46	1,375,000	1,367,376
Comcast Corp.	5.300	06/01/34	1,250,000	1,269,237
Comcast Corp.	3.200	07/15/36	4,978,000	4,178,666
Conagra Brands, Inc.	5.750	08/01/35	7,250,000	7,292,311
Concentrix Corp.	6.850	08/02/33	7,406,000	6,754,822
Congressional Bancshares, Inc. (Forbright, Inc.) (TSFR3M + 4.390%) (d)(l)	8.056	12/01/29	5,000,000	4,998,961
Constellation Brands, Inc.	3.500	05/09/27	5,298,000	5,265,413
Cousins Properties LP	5.250	07/15/30	7,000,000	7,083,606
Cox Communications, Inc.	6.800	08/01/28	5,000,000	5,183,801
Crown Capital Holdings LLC (e)(f)(l)(m)	12.500	01/15/25	7,000,000	4,200,000
Crown Castle Inc.	2.900	03/15/27	4,695,000	4,643,762
Crown Castle Inc.	3.300	07/01/30	2,217,000	2,092,387
CubeSmart LP	3.125	09/01/26	1,000,000	996,988
Customers Bancorp, Inc. (6.875% to 01/15/31, then TSFR3M + 3.420%) (h)	6.875	01/15/36	6,000,000	6,033,779
CVS Health Corp.	5.300	06/01/33	1,000,000	1,013,919
CVS Health Corp.	4.875	07/20/35	4,770,000	4,620,640
Darden Restaurants, Inc.	3.850	05/01/27	336,000	334,649
Darden Restaurants, Inc.	6.300	10/10/33	3,850,000	4,115,692
Darden Restaurants, Inc.	6.000	08/15/35	1,027,000	1,048,484
Dell Int’l. LLC / EMC Corp.	4.850	02/01/35	3,350,000	3,290,078
Dentsply Sirona Inc.	3.250	06/01/30	8,183,000	7,571,019
Deutsche Bank AG	5.250	01/12/36	5,000,000	4,897,297
Digital Realty Trust, L.P.	5.550	01/15/28	2,000,000	2,033,099
Digital Realty Trust, L.P.	3.600	07/01/29	489,000	475,036
Discovery Communications, LLC	3.625	05/15/30	1,200,000	1,128,000
Discovery Global Holdings, Inc.	4.279	03/15/32	3,458,000	3,120,845
DOC DR LLC (Physicians Realty Trust)	2.625	11/01/31	2,500,000	2,229,612
Dollar General Corp.	5.000	11/01/32	2,000,000	1,989,774
Dollar General Corp.	5.450	07/05/33	3,560,000	3,618,770
Eagle Bancorp, Inc.	10.000	09/30/29	6,000,000	6,238,152
Eastman Chemical Co.	7.600	02/01/27	7,519,000	7,626,083
eBay Inc.	5.125	11/06/35	7,400,000	7,286,466

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Enact Holdings, Inc.	6.250	05/28/29	6,650,000	$6,864,972
Energy Transfer LP	4.400	03/15/27	2,429,000	2,430,673
Enstar Group Ltd.	3.100	09/01/31	8,132,000	7,240,328
Enterprise Products Operating LLC (TSFR3M + 3.03911%) (d)(k)	6.706	06/01/67	7,278,000	7,239,340
EPR Properties	4.950	04/15/28	1,027,000	1,027,720
EPR Properties	3.600	11/15/31	6,397,000	5,855,047
Equifax Inc.	5.100	12/15/27	7,443,000	7,508,379
Essent Group Ltd.	6.250	07/01/29	5,000,000	5,160,102
EverBank Financial Corp. (8.375% to 03/01/30, then TSFR3M + 5.020%) (h)(l)	8.375	09/01/34	4,000,000	4,201,748
EverBank Financial Corp. (7.500% to 09/01/30, then TSFR3M + 4.070%) (h)(l)	7.500	09/01/35	2,000,000	2,065,546
Everest Reinsurance Holdings Inc. (TSFR3M + 2.64661%) (d)(k)	6.298	05/01/67	9,455,000	9,085,537
Exelon Corp.	2.750	03/15/27	5,500,000	5,435,289
Expedia Group, Inc.	4.625	08/01/27	2,100,000	2,103,298
F&G Annuities & Life, Inc.	6.250	10/04/34	7,298,000	7,159,673
FactSet Research Systems Inc.	2.900	03/01/27	4,750,000	4,696,147
FactSet Research Systems Inc.	3.450	03/01/32	2,500,000	2,265,807
Fidelity Federal Bancorp (TSFR3M + 4.05161%, floor 3.790%) (d)(l)	7.725	10/15/28	6,500,000	6,176,320
Fidelity Federal Bancorp (TSFR3M + 4.650%) (d)(l)	8.308	11/01/29	7,000,000	6,944,649
Fifth Third Bancorp (TSFR3M + 3.39061%) (d)(j)(k)	7.090	06/28/26	1,498,000	1,497,884
Fifth Third Bank N.A. (5.332% to 08/25/32, then SOFRRATE + 2.610%) (h)	5.332	08/25/33	8,000,000	7,998,583
Fifth Third Financial Corp.	3.800	07/22/26	1,051,000	1,050,400
Fifth Third Financial Corp.	4.000	02/01/29	2,000,000	1,967,690
First Citizens BancShares, Inc. (5.600% to 09/05/30, then H15T5Y + 1.850%) (h)	5.600	09/05/35	5,000,000	4,896,953
First Financial Bancorp (6.375% to 12/01/30, then TSFR3M + 3.000%) (h)	6.375	12/01/35	3,000,000	3,009,395
First Horizon Bank	5.750	05/01/30	500,000	509,384
Fiserv, Inc.	5.150	03/15/27	4,000,000	4,021,297
Fiserv, Inc.	5.600	03/02/33	3,000,000	3,041,511
Flex Ltd.	6.000	01/15/28	1,000,000	1,020,244
Flex Ltd.	4.875	06/15/29	2,497,000	2,504,150
Flex Ltd.	4.875	05/12/30	1,000,000	997,577
Flex Ltd.	5.375	11/13/35	2,500,000	2,461,779
Flowers Foods, Inc.	5.750	03/15/35	7,132,000	6,887,205
Flowserve Corp.	3.500	10/01/30	2,149,000	2,029,558
Flowserve Corp.	2.800	01/15/32	750,000	665,875
FMC Corp.	3.200	10/01/26	3,343,000	3,326,147
FMC Corp.	3.450	10/01/29	750,000	685,747
FMC Corp.	5.650	05/18/33	3,000,000	2,696,863
FNB Corp. (TSFR3M + 3.28161%) (d)(l)	6.951	12/06/28	3,000,000	2,975,716
FNB Corp. (5.722% to 12/11/29, then SOFRINDX + 1.930%) (h)	5.722	12/11/30	3,000,000	3,026,403
FPL Group, Inc. (NextEra Energy Capital Holdings, Inc.) (TSFR3M + 2.32911%) (d)(k)	6.021	10/01/66	1,535,000	1,395,507
Freeport Minerals Corp.	7.125	11/01/27	642,000	657,219
Frontier North, Inc.	6.730	02/15/28	1,672,000	1,738,880
FS KKR Capital Corp.	3.250	07/15/27	3,000,000	2,923,756
Gartner, Inc.	4.950	03/20/31	1,250,000	1,214,195
GATX Corp.	5.400	03/15/27	3,293,000	3,316,313
GATX Corp.	5.500	06/15/35	1,000,000	1,011,793
Global Payments Inc.	2.900	05/15/30	4,750,000	4,360,611
Global Payments Inc.	2.900	11/15/31	1,154,000	1,018,899
Globe Life Inc.	5.850	09/15/34	6,750,000	7,009,004

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Goldman Sachs Group, Inc.	4.750	03/13/31	5,000,000	$4,922,646
Great Ajax Operating Partnership L.P. (c)(l)	9.875	09/01/27	3,500,000	3,517,921
GTE Florida Inc. (Frontier Florida LLC)	6.860	02/01/28	5,426,000	5,612,112
Hanover Bancorp, Inc. (7.250% to 03/15/31, then TSFR3M + 3.860%) (h)(l)	7.250	03/15/36	4,000,000	4,001,953
Hasbro, Inc.	3.550	11/19/26	500,000	498,535
Hasbro, Inc.	6.050	05/14/34	7,600,000	7,937,224
HBT Financial, Inc. (5.750% to 03/15/31, then TSFR3M + 2.330%) (h)(l)	5.750	03/15/36	4,000,000	3,897,072
HCA Inc.	7.500	11/06/33	4,273,000	4,799,434
Healthcare Realty Holdings LP	2.050	03/15/31	3,205,000	2,789,643
Healthpeak OP LLC	1.350	02/01/27	4,600,000	4,511,147
Hewlett Packard Enterprise Co.	4.400	09/25/27	2,500,000	2,497,783
HF Sinclair Corp.	5.750	01/15/31	2,500,000	2,559,110
Highwoods Realty L.P.	3.050	02/15/30	1,834,000	1,704,593
Highwoods Realty L.P.	7.650	02/01/34	4,850,000	5,425,164
Hilltop Holdings Inc. (6.125% to 05/15/30, then TSFR3M + 5.800%) (h)	6.125	05/15/35	5,000,000	4,816,000
Honda Motor Co., Ltd.	5.337	07/08/35	2,500,000	2,508,465
Horace Mann Educators Corp.	7.250	09/15/28	750,000	787,786
Horace Mann Educators Corp.	4.700	10/01/30	3,520,000	3,477,679
Host Hotels & Resorts LP	3.500	09/15/30	625,000	589,459
Host Hotels & Resorts LP	5.500	04/15/35	6,910,000	6,917,113
HSBC Holdings PLC	7.625	05/17/32	1,080,000	1,193,419
Humana Inc.	5.375	04/15/31	2,000,000	2,030,386
Humana Inc.	5.950	03/15/34	4,500,000	4,652,490
Humana Inc.	5.550	05/01/35	500,000	499,910
Huntington Ingalls Industries, Inc.	2.043	08/16/28	2,000,000	1,894,490
Huntsman Int’l. LLC	2.950	06/15/31	3,307,000	2,856,340
Huntsman Int’l. LLC	5.700	10/15/34	4,550,000	4,316,337
Hyatt Hotels Corp.	5.500	06/30/34	6,816,000	6,922,605
Illumina, Inc.	5.750	12/13/27	1,500,000	1,525,065
Independent Bank Corp. (7.2500% to 04/01/30, then TSFR3M + 3.530%) (h)	7.250	04/01/35	5,000,000	5,260,714
Intel Corp.	3.750	03/25/27	1,000,000	996,668
Intel Corp.	3.150	05/11/27	3,127,000	3,097,397
Intel Corp.	4.000	12/15/32	2,000,000	1,890,219
Intel Corp.	5.150	02/21/34	1,000,000	1,003,771
Jabil Inc.	3.950	01/12/28	2,250,000	2,228,608
Jabil Inc.	3.600	01/15/30	750,000	719,450
Jackson Financial, Inc.	5.170	06/08/27	3,076,000	3,091,740
Jackson Financial, Inc.	3.125	11/23/31	2,500,000	2,247,170
Jackson Financial, Inc.	5.670	06/08/32	2,000,000	2,021,486
Jacobs Engineering Group Inc.	5.900	03/01/33	2,250,000	2,327,327
Jacobs Solutions Inc.	4.750	03/03/31	3,850,000	3,805,506
JBS USA Holding Lux. Sarl/ JBS USA Food Co./ JBS Lux. Co. Sarl	5.750	04/01/33	5,000,000	5,142,920
JM Smucker Co.	6.200	11/15/33	1,750,000	1,866,204
JPMorgan Chase & Co. (TSFR3M + 2.745%) (d)(j)(k)	6.437	07/01/26	4,250,000	4,256,175
Kemper Corp.	2.400	09/30/30	4,500,000	3,935,343
Kemper Corp.	3.800	02/23/32	3,750,000	3,386,029
KeyBank N.A.	4.900	08/08/32	7,000,000	6,881,382
KeySpan Corp. (National Grid USA)	5.875	04/01/33	7,000,000	7,165,115
Kilroy Realty, L.P.	2.650	11/15/33	9,155,000	7,361,173

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Kinder Morgan Energy Partners, L.P.	5.800	03/15/35	5,500,000	$5,729,569
Kinder Morgan Inc.	5.300	12/01/34	1,250,000	1,264,762
Kite Realty Group LP	4.000	10/01/26	865,000	863,899
Kraft Heinz Foods Co.	3.875	05/15/27	5,250,000	5,232,523
Kraft Heinz Foods Co.	5.000	07/15/35	1,500,000	1,461,608
Lawrence Bancshares, Inc. (8.500% to 06/30/30, then (TSFR3M + 4.790%) (h)(l)	8.500	06/30/35	7,000,000	7,115,160
Lear Corp.	3.800	09/15/27	7,063,000	7,011,048
Lear Corp.	2.600	01/15/32	1,000,000	884,110
Leggett & Platt, Inc.	4.400	03/15/29	8,165,000	7,962,178
Leidos, Inc.	7.125	07/01/32	2,518,000	2,765,040
Lennar Corp.	5.000	06/15/27	3,151,000	3,158,842
Lennox Int’l. Inc.	1.700	08/01/27	1,500,000	1,455,023
Liberty Property LP	3.250	10/01/26	5,000,000	4,966,100
Life Storage LP	3.875	12/15/27	2,154,000	2,135,718
Lincoln Center for the Performing Arts, Inc.	3.706	12/01/35	2,065,000	1,753,955
Lincoln National Corp. (TSFR3M + 2.61911%) (d)(k)	6.268	05/17/66	28,628,000	24,246,918
Lincoln National Corp. (TSFR3M + 2.30161%) (d)(k)	5.977	04/20/67	24,884,000	19,969,401
LKQ Corp.	6.250	06/15/33	6,775,000	7,006,840
LPL Holdings, Inc.	5.650	03/15/35	7,250,000	7,206,054
Marex Group PLC	5.829	05/08/28	5,000,000	5,060,937
Marex Group PLC	6.404	11/04/29	2,000,000	2,062,989
Marvell Technology, Inc.	4.875	06/22/28	6,000,000	6,046,320
MasTec, Inc.	5.900	06/15/29	7,000,000	7,199,257
Mather Foundation	2.675	10/01/31	1,500,000	1,343,567
Medallion Financial Corp. (l)	9.250	09/30/28	5,000,000	5,075,000
Merck Sharp & Dohme Corp. (TSFR3M - 0.18839%) (d)	3.474	11/28/41	1,000,000	994,963
Meridian Corp. (TSFR3M + 3.950%) (d)	7.642	12/30/29	10,000,000	9,977,822
MetLife, Inc.	5.300	12/15/34	1,250,000	1,277,824
MGIC Investment Corp.	5.250	08/15/28	7,376,000	7,375,727
MidAmerican Energy Holdings Co. (Berkshire Hathaway Energy Co.)	6.125	04/01/36	3,000,000	3,206,355
MidAmerican Funding, LLC	6.927	03/01/29	3,000,000	3,165,574
Motorola Solutions, Inc.	6.500	11/15/28	248,000	255,353
MPLX LP	4.250	12/01/27	1,109,000	1,106,183
MS Transverse Insurance Group, LLC (l)	6.000	12/15/26	5,000,000	5,000,664
MYLAN N.V. (Utah Acquisition Sub Inc.)	3.950	06/15/26	5,000,000	4,999,280
National Bank of Canada	5.000	04/09/29	3,000,000	2,940,281
National Bank of Canada	4.500	01/29/31	5,000,000	4,902,987
National Health Investors, Inc.	3.000	02/01/31	8,186,000	7,414,418
Newport Realty Trust, Inc. (e)(f)(l)(m)	15.000	12/01/25	8,995,177	4,947,347
Newport Realty Trust, Inc. (e)(f)(m)	15.000	12/01/25	899,518	494,735
NexBank Capital, Inc. (TSFR3M + 4.84661%, floor 0.000%) (d)(l)	8.547	09/30/27	5,000,000	4,992,097
NMI Holdings, Inc.	6.000	08/15/29	500,000	511,080
Northpointe Bancshares, Inc. (9.000% to 09/01/29, then TSFR3M + 5.500%) (h)(l)	9.000	09/01/34	3,000,000	3,176,610
NXP B.V. / NXP Funding LLC / NXP USA, Inc.	4.400	06/01/27	4,658,000	4,662,573
OceanFirst Financial Corp. (6.375% to 11/15/30, then TSFR3M + 3.075%) (h)	6.375	11/15/35	4,000,000	4,010,000
Omega Healthcare Investors, Inc.	3.625	10/01/29	1,150,000	1,104,605
Omega Healthcare Investors, Inc.	3.375	02/01/31	3,675,000	3,412,968
Omega Healthcare Investors, Inc.	3.250	04/15/33	3,000,000	2,658,053
Oracle Corp.	4.300	07/08/34	4,500,000	4,069,243

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Oracle Corp.	5.200	09/26/35	3,000,000	$2,850,165
Orange & Rockland Utilities, Inc.	6.500	12/01/27	2,300,000	2,340,471
Parkway Bancorp, Inc. (TSFR3M + 5.65161%) (d)(l)	9.351	03/31/30	3,000,000	2,984,689
Pathfinder Bancorp, Inc. (TSFR3M + 5.320%) (d)	9.000	10/15/30	9,650,000	9,541,450
PCAP Holdings LP (e)(f)(l)(m)	6.500	07/15/28	10,000,000	1,000,000
Pedcor Bancorp (TSFR3M + 4.86161%, floor 0.000%) (d)(l)	8.513	02/15/29	3,000,000	2,968,071
Pelorus Fund REIT LLC (l)	7.000	09/30/26	5,000,000	4,972,517
Peoples Financial Services Corp. (7.750% to 06/15/30, then TSFR3M + 4.110%) (h)	7.750	06/15/35	4,000,000	4,184,649
Peraton Enterprise Solutions LLC	7.450	10/15/29	2,000,000	2,113,975
Philips Electronics N.V.	7.200	06/01/26	2,581,000	2,581,000
Piedmont Operating Partnership, LP	2.750	04/01/32	8,854,000	7,510,694
Pinnacle Financial Partners, Inc. (TSFR3M + 3.03661%, floor 3.040%) (d)	6.711	09/15/29	5,000,000	4,975,567
Polaris Inc.	6.950	03/15/29	7,250,000	7,570,565
Post Brothers Holdings LLC (e)(f)(l)(m)	9.000	08/18/27	5,000,000	4,684,416
Puget Energy. Inc.	5.725	03/15/35	5,000,000	5,042,174
PulteGroup Inc.	6.375	05/15/33	1,300,000	1,394,251
Qorvo, Inc.	4.375	10/15/29	7,500,000	7,355,745
Radian Group Inc.	6.200	05/15/29	6,749,000	6,979,980
Ready Capital Corp.	5.500	12/30/28	10,000,000	8,101,278
ReadyCap Holdings, LLC (l)	4.500	10/20/26	10,000,000	9,744,391
Realty Income Corp.	1.800	03/15/33	1,000,000	827,066
Reinsurance Group of America, Inc. (TSFR3M + 2.92661%) (d)(k)	6.601	12/15/65	12,898,000	12,209,834
Reliable Community Bancshares, Inc. (7.000% to 01/30/31, then TSFR3M + 3.410%) (h)(l)	7.000	01/30/36	5,000,000	4,899,314
Rockwell Collins, Inc.	3.500	03/15/27	1,400,000	1,385,993
Roper Technologies, Inc.	1.400	09/15/27	1,675,000	1,611,551
Roper Technologies, Inc.	4.900	10/15/34	500,000	482,554
RPM Int’l., Inc.	3.750	03/15/27	1,513,000	1,506,325
Sabra Health Care LP	3.900	10/15/29	2,000,000	1,937,132
Sabra Health Care LP	3.200	12/01/31	4,800,000	4,358,038
Safehold GL Holdings LLC	5.650	01/15/35	6,000,000	6,072,143
Salesforce, Inc.	5.200	03/15/33	5,000,000	5,028,040
SCRE Intermediate Holdco, LLC (7.000% to 2/15/27, 7.250% to 02/15/28, 7.500% to 02/15/29, 7.750% to 08/15/29, then 8.750%) (g)(l)(o)	7.000	02/15/30	8,000,000	7,365,212
Security Capital Group, Inc.	7.500	12/01/27	840,000	868,339
Sempra	3.250	06/15/27	4,553,000	4,498,703
Shore Bancshares, Inc. (6.250% to 11/15/30, then TSFR3M + 2.880%) (h)	6.250	11/15/35	3,000,000	3,002,211
Simmons First National Corp. (6.250% to 10/01/30, then TSFR3M + 3.020%) (h)	6.250	10/01/35	5,000,000	5,008,207
Simon Property Group, L.P.	4.750	09/26/34	4,187,000	4,093,509
SmartFinancial, Inc. (7.250% to 09/01/30, then TSFR3M + 3.850%) (h)	7.250	09/01/35	4,000,000	4,123,875
South Street Securities Funding LLC (l)	6.250	12/30/26	5,000,000	5,000,988
Southern National Bancorp of Virginia, Inc. (Primis Financial Corp.) (TSFR3M + 5.310%) (d)	8.976	09/01/30	2,000,000	1,967,213
Southern Power Co.	4.900	10/01/35	2,400,000	2,337,027
Southside Bancshares, Inc. (7.000% to 08/15/30, then TSFR3M + 3.570%) (h)	7.000	08/15/35	4,000,000	4,063,981
Stanley Black & Decker Inc.	3.000	05/15/32	1,129,000	1,018,114
Stewart Information Services Corp.	3.600	11/15/31	7,750,000	6,926,889
Store Capital LLC	4.500	03/15/28	3,500,000	3,478,867
Sumisho Air Lease Corp.	3.000	02/01/30	7,500,000	7,015,849
Sumitomo Mitsui Financial Group, Inc.	5.632	01/15/35	1,000,000	1,034,559
Synchrony Financial	3.950	12/01/27	2,000,000	1,979,958
Synchrony Financial	5.150	03/19/29	5,500,000	5,506,421

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Sysco Corp.	6.000	01/17/34	500,000	$527,543
Take-Two Interactive Software, Inc.	3.700	04/14/27	3,801,000	3,781,965
Take-Two Interactive Software, Inc.	5.600	06/12/34	1,500,000	1,536,310
Tanger Properties LP	3.875	07/15/27	330,000	327,439
TD SYNNEX Corp.	6.100	04/12/34	2,500,000	2,623,981
Texas State Bankshares, Inc. (TSFR3M + 3.81161%, floor 3.550%) (d)(l)	7.486	06/15/29	4,000,000	3,992,381
Textron Inc.	3.650	03/15/27	1,750,000	1,742,653
Textron Inc.	6.100	11/15/33	2,850,000	3,025,518
The Bancorp, Inc.	7.375	09/01/30	5,000,000	5,196,038
The Conservation Fund	3.474	12/15/29	2,502,000	2,378,077
Time Warner Inc. (Warner Media LLC)	7.700	05/01/32	2,250,000	2,205,000
Toll Brothers Finance Corp.	4.875	03/15/27	1,375,000	1,377,861
Toll Brothers Finance Corp.	4.350	02/15/28	3,000,000	2,986,974
Toronto-Dominion Bank	5.250	04/16/30	3,000,000	3,001,021
Toronto-Dominion Bank	5.000	07/11/30	4,000,000	3,994,833
TransCanada PipeLines Ltd. (TSFR3M + 2.47161%) (d)(k)	6.123	05/15/67	18,223,000	16,266,692
Truist Bank	2.250	03/11/30	1,000,000	912,024
Truist Financial Corp. (6.669% to 09/01/29, then H15T5Y + 3.003%) (h)(j)(k)	6.669	09/01/26	10,552,000	10,579,667
Tyson Foods, Inc.	3.550	06/02/27	4,750,000	4,717,877
Tyson Foods, Inc.	5.700	03/15/34	2,500,000	2,587,583
U.S. Bank N.A. (TSFR3M - 0.3839%) (d)	3.598	02/23/56	5,000,000	4,960,283
UDR, Inc.	3.100	11/01/34	2,192,000	1,880,428
UnitedHealth Group Inc.	4.625	07/15/35	500,000	485,334
Universal Insurance Holdings, Inc.	5.625	11/30/26	7,000,000	6,946,202
UTB Financial Holding Co. (TSFR3M + 3.88161%) (d)(l)	7.549	09/01/28	6,000,000	5,709,152
Ventas Realty, LP	5.625	07/01/34	1,250,000	1,287,909
Ventas Realty, LP	5.000	01/15/35	2,000,000	1,966,757
VeriSign, Inc.	4.750	07/15/27	3,129,000	3,124,824
VeriSign, Inc.	2.700	06/15/31	2,500,000	2,261,146
VICI Properties L.P.	4.950	02/15/30	6,750,000	6,749,254
Virginia Electric and Power Co.	6.000	01/15/36	3,400,000	3,600,656
Voya Financial, Inc.	5.000	09/20/34	6,500,000	6,395,825
Wachovia Corp.	5.500	08/01/35	3,000,000	3,025,419
Washington Gas Light Co.	6.400	07/22/27	850,000	867,563
Waypoint Residential LLC (e)(l)(n)	0.000	12/31/29	4,496,594	1,573,808
Waypoint Residential LLC (e)(l)(n)	0.000	12/31/31	5,403,406	810,511
Wells Fargo & Co.	4.300	07/22/27	1,500,000	1,499,216
Wells Fargo & Co. (TSFR3M + 0.26161%) (d)	3.918	11/27/46	7,817,000	7,782,718
Western Capital Corp. (l)	6.875	12/15/30	5,000,000	5,096,307
Western Midstream Operating, LP	6.350	01/15/29	5,000,000	5,193,937
Western Union Co.	4.750	06/15/29	5,000,000	4,962,745
Willis North America Inc.	4.650	06/15/27	3,000,000	3,006,604
Wingspire Equipment Finance LLC (l)	6.000	06/30/26	6,000,000	5,986,351
Zimmer Biomet Holdings, Inc.	5.200	09/15/34	1,250,000	1,251,310
Zimmer Biomet Holdings, Inc.	4.250	08/15/35	1,302,000	1,194,495
Zions Bancorp	3.250	10/29/29	9,092,000	8,560,736

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Residential Mortgage-Backed Securities - 2.6%				$49,414,162
Brean Asset Backed Securities Trust, Series 2024-RM8 A1 (l)	4.500	05/25/64	1,384,311	1,362,257
Brean Asset Backed Securities Trust, Series 2024-RM8 A2 (l)	4.500	05/25/64	8,000,000	7,735,801
Brean Asset Backed Securities Trust, Series 2025-RM11 A1 (l)	4.750	05/25/65	5,383,047	5,303,204
Brean Asset Backed Securities Trust, Series 2025-RM12 A1 (l)	4.500	07/25/65	5,966,172	5,832,710
Brean Asset Backed Securities Trust, Series 2025-RM13 A1 (l)	4.250	10/25/65	2,996,464	2,886,632
Brean Asset Backed Securities Trust, Series 2025-RM13 A2 (l)	4.250	10/25/65	2,000,000	1,872,152
Brean Asset Backed Securities Trust, Series 2026-RM14 A1 (l)	4.250	01/25/66	6,000,000	5,794,575
Brean Asset Backed Securities Trust, Series 2026-RM14 A2 (l)	4.250	01/25/66	3,500,000	3,282,639
Brean Asset Backed Securities Trust, Series 2026-RM15 A1 (l)	4.250	04/25/66	4,000,000	3,839,358
Brean Asset Backed Securities Trust, Series 2026-RM15 A2 (l)	4.250	04/25/66	2,000,000	1,866,904
Finance of America Structured Securities Trust, Series 2026-S1 A1 (l)	3.500	03/25/56	2,961,226	2,874,458
Finance of America Structured Securities Trust, Series 2026-S1 A2 (l)	3.500	03/25/56	3,948,302	3,820,444
Finance of America Structured Securities Trust, Series 2026-S1 A3 (l)	3.500	03/25/56	2,961,226	2,861,694
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	85,176	81,334

Taxable Municipal Bonds - 0.0%^				360,591
Buffalo State College Foundation Housing Corp.	2.600	11/01/28	380,000	360,591

U.S. Government & Agency Securities - 1.5%				29,772,002
Federal Home Loan Banks	5.250	08/13/35	5,000,000	4,964,148
Federal Home Loan Banks	5.050	09/24/35	5,000,000	4,986,083
Federal Home Loan Banks	5.000	09/25/35	5,000,000	4,963,814
Federal Home Loan Banks	5.000	11/07/35	5,000,000	4,952,431
Federal Home Loan Banks	5.000	12/12/35	5,000,000	4,951,456
Federal Home Loan Banks	5.000	03/25/36	5,000,000	4,954,070

U.S. Government Agency Mortgage-Backed Securities - 1.8%				35,170,001
Fannie Mae Interest Strip, Series 419 C6 (IO)	3.500	05/25/44	2,057,045	278,782
Fannie Mae REMIC, Series 2020-63 KG	2.500	09/25/50	1,810,948	1,564,602
Fannie Mae REMIC, Series 2020-88 Z	2.000	12/25/50	2,768,445	1,451,946
Fannie Mae REMIC, Series 2021-72 UZ	2.000	10/25/51	2,393,226	1,129,383
Freddie Mac REMIC, Series 4116 US (IO) (-1.0 x (SOFR30A + 4.71448%), floor 0.000%, cap 4.600%) (d)	0.836	10/15/42	4,310,747	198,817
Freddie Mac REMIC, Series 5041 JH	1.500	11/25/50	764,839	368,331
Freddie Mac REMIC, Series 5083 ZJ	2.000	03/25/51	3,373,361	1,896,601
Freddie Mac REMIC, Series 5115 CZ	3.000	04/25/51	568,157	315,510
Freddie Mac REMIC, Series 5142 ZH	2.500	09/25/51	1,476,516	728,586
Freddie Mac REMIC, Series 5146 ZY	2.000	07/25/51	3,527,290	1,915,271
Freddie Mac REMIC, Series 5154 ZQ	2.500	10/25/51	4,699,971	3,012,565
Ginnie Mae REMIC Trust, Series 2019-136 ES (IO) (-1.0 x (TSFR1M + 6.16448%), floor 0.000%, cap 6.050%) (d)	2.333	03/20/48	3,031,920	249,902
Ginnie Mae REMIC Trust, Series 2020-134 BZ	1.000	09/16/50	1,035,080	437,224
Ginnie Mae REMIC Trust, Series 2021-27 ZL	1.000	02/20/51	1,673,096	724,324
Ginnie Mae REMIC Trust, Series 2021-66 PU	1.000	04/20/51	389,458	201,460
Ginnie Mae REMIC Trust, Series 2021-130 CZ	3.000	07/20/51	2,754,320	1,870,881
Ginnie Mae REMIC Trust, Series 2021-131 MZ	2.000	07/20/51	1,268,347	626,414
Ginnie Mae REMIC Trust, Series 2021-136 EZ	2.500	08/20/51	4,570,153	3,004,835
Ginnie Mae REMIC Trust, Series 2021-136 KZ	2.000	08/20/51	7,234,124	4,266,301
Ginnie Mae REMIC Trust, Series 2021-136 QZ	2.000	08/20/51	3,406,521	1,955,080
Ginnie Mae REMIC Trust, Series 2021-139 ZJ	2.500	08/20/51	2,310,750	1,457,573
Ginnie Mae REMIC Trust, Series 2021-142 MZ	2.000	08/20/50	754,124	382,405
Ginnie Mae REMIC Trust, Series 2021-154 AZ	2.500	09/20/51	3,565,905	2,291,797
Ginnie Mae REMIC Trust, Series 2021-154 PZ	2.500	09/20/51	3,257,254	2,004,143
Ginnie Mae REMIC Trust, Series 2021-156 NZ	2.000	09/20/51	4,063,844	2,344,593
Ginnie Mae REMIC Trust, Series 2021-158 PU	1.000	09/20/51	1,233,097	492,675

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

	Rate (%)	Maturity Date	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 3.3%				$62,769,965
(COST $62,770,656)

Money Market Funds - 0.0%^				100,000
First American Government Obligations Fund Class X (a)	3.563		100,000	100,000

U.S. Government & Agency Securities - 3.3%				62,669,965
U.S. Treasury Bills (b)	3.279	06/25/26	8,000,000	7,981,157
U.S. Treasury Bills (b)	3.349	07/02/26	10,000,000	9,968,910
U.S. Treasury Bills (b)	3.442	07/14/26	10,000,000	9,957,281
U.S. Treasury Bills (b)	3.518	07/28/26	10,000,000	9,943,066
U.S. Treasury Bills (b)	3.542	08/04/26	10,000,000	9,935,691
U.S. Treasury Bills (b)	3.521	08/13/26	10,000,000	9,927,330
U.S. Treasury Bills (b)	3.555	08/27/26	5,000,000	4,956,530

TOTAL INVESTMENTS - 98.3% (COST $2,035,034,587)				1,902,072,614

NET OTHER ASSETS AND LIABILITIES - 1.7%				32,356,001

NET ASSETS - 100.0%				$1,934,428,615

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

a)	Rate shown represents the 7-day yield at May 31, 2026.
b)	Rate shown represents the current yield for U.S. Treasury Bills at May 31, 2026.
c)	Rate is subject to adjustment due to credit ratings service downgrades or subsequent upgrades.
d)	Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at May 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
e)	Non-income producing security.
f)	Issuer in default on interest and/or principal repayment.
g)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date. Securities which do not indicate a future coupon rate in their description above are at their final coupon rate at May 31, 2026.
h)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
i)	Payment-in-kind security which may pay interest/dividends in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
j)	Perpetual maturity. Date shown represents next contractual call date.
k)	Hybrid security. Security has characteristics of both a debt and equity security.
l)	Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2026, the aggregate value of these securities was $420,201,985, representing 21.72% of net assets.
m)	Illiquid security at May 31, 2026. At May 31, 2026, the aggregate value of these securities was $37,002,256, representing 1.91% of net assets.
n)	Security is fair valued in good faith in accordance with procedures approved by the Board of Directors. At May 31, 2026, these securities amounted to a value of $8,195,065 or 0.42% of net assets.
o)	Payment-in-kind security which may pay interest/dividends in additional par and/or in cash beginning February 15, 2027.

^	Rounds to 0.0%.

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Abbreviations
H15T5Y	5-Year Treasury Constant Maturity Rate
IO	Interest Only Security
SOFR30A	U.S. 30-Day Average Secured Overnight Financing Rate
SOFRINDX	U.S. Secured Overnight Financing Rate Compound Index
SOFRRATE	U.S. Secured Overnight Financing Rate
TSFR1M	CME Term SOFR 1-Month Rate
TSFR3M	CME Term SOFR 3-Month Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate

AG	Aktiengesellschaft is the German term for a public limited liability corporation.
B.V.	Besloten Vennootschap is the Dutch term for a private limited liability corporation.
CDFI	Community Development Financial Institution
DAC	Designated Activity Company
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SARL	Société à responsabilité limitée is the Luxembourg term for a private limited liability company.

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Bonds
Asset-backed securities	$–	$148,897,308	$–	$148,897,308
Commercial mortgage-backed securities	–	158,819,091	–	158,819,091
Corporate bonds	–	1,416,869,494	–	1,416,869,494
Residential mortgage-backed securities	–	49,414,162	–	49,414,162
Taxable municipal bonds	–	360,591	–	360,591
U.S. government & agency securities	–	29,772,002	–	29,772,002
U.S. government agency mortgage-backed securities	–	35,170,001	–	35,170,001
Total bonds	–	1,839,302,649	–	1,839,302,649
Short-term investments
Money market funds	100,000	–	–	100,000
U.S. government & agency securities	–	62,669,965	–	62,669,965
Total short-term investments	100,000	62,669,965	–	62,769,965
Total investments	$100,000	$1,901,972,614	$–	$1,902,072,614

For more information on valuation inputs, see financial statement Note 2 – Significant Accounting Policies.

The following is a reconciliation of investments with unobservable inputs (level 3) that were used in determining fair value.

Level 3 Securities Reconciliation	Convertible bonds	Corporate bonds	Total
Balance at November 30, 2025	$100,000	$340,000	$440,000
Purchases	-	-	-
Sales	-	-	-
Net realized gain (loss)	(4,683,952)	(16,215,857)	(20,899,809)
Net change in unrealized appreciation (depreciation)	4,583,952	15,875,857	20,459,809
Accrued interest	-	-	-
Transfers into level 3	-	-	-
Transfers out of level 3	-	-	-
Balance as of May 31, 2026	$-	$-	$-

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2026 (In thousands, except per share amounts)

	LARGECAP FUND		MIDCAP FUND	BOND FUND

Assets
Total investments in securities, at value (a)	$222,914		$62,057	$1,902,073
Cash	142		-	12,824
Receivable from fund shares sold	10		-	2,061
Dividends and interest receivable	343		80	19,877
Prepaid directors fees	-		-	2
Prepaid expenses	16		14	65
Total assets	223,425		62,151	1,936,902
Liabilities
Payable for fund shares redeemed	5		-	1,301
Accrued expenses payable	20		16	88
Due to Advisor	167		47	1,084
Total liabilities	192		63	2,473
Net assets	$223,233		$62,088	$1,934,429
Net assets consist of
Capital stock ($.001 par value)	$112,707		$38,992	$2,428,553
Total distributable earnings (accumulated deficit)	110,526		23,096	(494,124)
Net assets	$223,233		$62,088	$1,934,429
Net asset value per share
Shares of capital stock outstanding (unlimited shares authorized)	1,661		3,771	181,762
Offering and redemption price	$134.39	(b)	$16.46	$10.64

(a) Cost of investments in securities	$140,728		$47,734	$2,035,035
(b) Does not recalculate due to rounding

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (Unaudited)
Six-Month Period Ended May 31, 2026 (In thousands)

	LARGECAP FUND	MIDCAP FUND	BOND FUND

Investment income
Interest	$2	$2	$57,865
Dividends	1,761	491	-
Less foreign taxes withheld	(11)	(5)	-
Total investment income	1,752	488	57,865
Expenses
Investment advisory fees	954	283	5,768
Shareholder servicing costs	35	13	363
Administrative & accounting services fees	73	36	330
Directors fees	16	11	75
Custody fees	5	3	52
Professional fees	22	20	49
Federal & state registration	14	13	43
Interest expense from line of credit (see note 2)	2	2	-
Other expenses	17	11	188
Total expenses	1,138	392	6,868
Less expenses reimbursed by Advisor	(117)	(62)	-
Net expenses	1,021	330	6,868
Net investment income	731	158	50,997
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	27,762	8,695	(22,397)
Net unrealized appreciation (depreciation) on investments	1,484	(518)	(5,900)
Net realized and unrealized gain (loss)	29,246	8,177	(28,297)
Increase (Decrease) in net assets resulting from operations	$29,977	$8,335	$22,700

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	LARGECAP FUND		MIDCAP FUND		BOND FUND
	Six-Month Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Six-Month Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Six-Month Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations
Net investment income	$731	$1,186	$158	$288	$50,997	$87,054
Net realized gain (loss) on investments	27,762	9,923	8,695	4,699	(22,397)	(8,895)
Net unrealized appreciation (depreciation) on investments	1,484	18,645	(518)	(356)	(5,900)	52,523
Net increase (decrease) in net assets resulting from operations	29,977	29,754	8,335	4,631	22,700	130,682
Distributions to shareholders
Total distributions to shareholders	(10,878)	(19,415)	(4,956)	(4,171)	(47,749)	(84,829)
Net decrease in net assets resulting from distributions to shareholders	(10,878)	(19,415)	(4,956)	(4,171)	(47,749)	(84,829)
Fund share transactions
Proceeds from shares sold	10,322	7,261	1,817	2,464	316,876	630,189
Reinvestment of distributions	10,129	17,869	4,558	3,712	46,763	83,104
Cost of shares redeemed	(15,333)	(26,711)	(3,273)	(10,200)	(264,742)	(500,984)
Net increase (decrease) in net assets resulting from fund share transactions	5,118	(1,581)	3,102	(4,024)	98,897	212,309
Total increase (decrease) in net assets	24,217	8,758	6,481	(3,564)	73,848	258,162
Net assets
Beginning of year	199,016	190,258	55,607	59,171	1,860,581	1,602,419
End of period	$223,233	$199,016	$62,088	$55,607	$1,934,429	$1,860,581

Share transactions
Shares sold	84	68	122	179	29,606	59,571
Shares issued in reinvestment of distributions	84	178	307	276	4,409	7,911
Shares redeemed	(125)	(263)	(219)	(772)	(24,797)	(47,478)
Net increase (decrease) in fund shares outstanding	43	(17)	210	(317)	9,218	20,004

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2026

NOTE 1 - ORGANIZATION

Thompson IM Funds, Inc. (the “Company”) is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company.

The Company consists of separate mutual funds series (each, a “Fund,” and collectively, the “Funds”): Thompson LargeCap Fund (the “LargeCap Fund”), Thompson MidCap Fund (the “MidCap Fund”) and Thompson Bond Fund (the “Bond Fund”). The assets and liabilities of each Fund are segregated and a shareholder’s interest is limited to the Fund in which the shareholder owns shares. The objectives and strategies of each Fund are described in the Funds’ Prospectus.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with procedures approved by the Funds’ Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS - In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Funds. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to a Fund’s perceived risk of that security. The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs and rights, are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board. When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Investment securities transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method for both book and tax purposes. Management evaluates amortization to earliest call date on debt securities held at a premium to determine if there is a material impact on the financial statements. Gains and losses on paydowns of asset-backed and mortgage-backed securities are reflected in interest income on the Statements of Operations. Payments received for interest-only or “IO” class mortgage securities are included in interest income. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state, or region. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

EXPENSES - Each Fund is charged for those expenses that are directly attributed to it. Expenses that are not readily identifiable to a specific Fund are generally allocated among the Funds in proportion to the relative sizes of the Funds.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS - Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Each Fund designates and maintains cash and marketable securities at least equal in value to commitments for when-issued securities. There were no when-issued or delayed-delivery transactions at May 31, 2026.

LINE OF CREDIT - The Funds have established an unsecured line of credit (“LOC”) with U.S. Bank N.A. which expires October 30, 2026, used primarily to finance redemption payments. Each individual Fund’s borrowing under the LOC is limited to 5% of the value of that Fund’s net assets, 33.33% of the value of the Fund’s investments, or any explicit borrowing limits imposed by the LOC, whatever is less. Interest is charged at the prime rate, which was 6.75% as of May 31, 2026. As of May 31, 2026 the limits established are: LargeCap Fund - $8,000,000, MidCap Fund - $2,000,000 and Bond Fund - $80,000,000. All terms and borrowing limits imposed by the LOC are subject to review and approval by the Funds’ Board. The following table shows the average balance, average interest rate, interest expense, and maximum borrowings incurred by the Funds on the LOC for the six-month period ended May 31, 2026. The LOC was drawn upon during the year; however, as of May 31, 2026, there were no borrowings by the Funds outstanding under the LOC.

	Average Balance	Average Interest Rate	Interest Expense	Maximum Borrowing	Date of Maximum Borrowing
LargeCap Fund	$56,396	6.75%	$1,925	$2,001,000	12/24/2025 to 12/25/2025
MidCap Fund	$47,368	6.75%	$1,616	$1,882,000	12/24/2025 to 12/25/2025
Bond Fund	-	-	-	-	-

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

GUARANTEES AND INDEMNIFICATIONS - Under the Funds’ organizational documents, each Director, officer, employee or other agent of the Funds (including the Funds’ investment advisor) is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders from net investment income and realized gains on securities for the LargeCap Fund and MidCap Fund normally are declared at least annually. Bond Fund distributions to shareholders from net investment income normally are declared on a quarterly basis, and distributions to shareholders from realized gains on securities normally are declared at least annually. Distributions are recorded on the ex-dividend date.

SEGMENT REPORTING - The Funds have adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CEO serves as the CODM of the Funds. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

FEDERAL INCOME TAXES - No provision has been made for federal income taxes since the Funds have elected to be taxed as regulated investment companies under the requirements of Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their taxable income and net realized gains from the sale of investment securities to their shareholders.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - As of and during the fiscal year ended November 30, 2025, the Funds did not have a liability for unrecognized tax benefits in the accompanying financial statements. Also, the Funds recognized no interest or penalties related to unrecognized tax benefits during the same period. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

RECENT ACCOUNTING PRONOUNCEMENTS - The Funds adopted the FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). A disaggregation of disclosures related to income taxes paid is presented when significant income taxes are paid. Income taxes paid by the Funds for the year were determined to not be significant.

SUBSEQUENT EVENTS - The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements. Other than as described in Note 5, there were no additional subsequent events which were deemed to have an impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

NOTE 3 - INVESTMENT ADVISORY AND ADMINISTRATIVE AND ACCOUNTING SERVICES AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Advisory Agreement pursuant to which Thompson Investment Management, Inc. (“TIM” or “Advisor”) is retained by the Funds provides for monthly compensation to TIM computed on average daily net assets at the following annual rates:

	First $50 Million	Over $50 Million
LargeCap Fund	1.00%	0.90%
MidCap Fund	1.00%	0.90%
Bond Fund	0.65%	0.60%

The Advisor is contractually bound to waive management fees and/or reimburse expenses incurred by the Funds through March 31, 2027 so that the annual operating expenses of the Funds do not exceed the following percentages of their respective average daily net assets: LargeCap Fund - 0.99%, MidCap Fund - 1.15% and Bond Fund - 0.80%. For the six-month period ended May 31, 2026, the Advisor reimbursed expenses incurred by the LargeCap Fund and the MidCap Fund in the amounts of $116,776 and $61,583, respectively. The Funds are not obligated to reimburse the Advisor for any fees or expenses waived in previous fiscal years.

As of May 31, 2026, affiliated shareholders whose individual accounts are greater than 10% held 12.44% of outstanding shares of the MidCap Fund. Transactions by these shareholders may have a material impact on the Fund.

Pursuant to an Administrative and Accounting Services Agreement, TIM maintains the Funds’ financial records in accordance with the 1940 Act, prepares all necessary financial statements of the Funds and calculates the net asset value per share of the Funds on a daily basis. As compensation for its services, each Fund pays TIM a fee computed daily and payable monthly at the annual rate of 0.15% of average daily net assets up to $30 million, 0.10% of the next $70 million of average daily net assets and 0.03% of average daily net assets in excess of $100 million. The fee is subject to an annual minimum per Fund equal to the sum of the actual out-of- pocket costs to TIM attributable to all outsourced sub-fund accounting and sub-fund administrative services performed by U.S. Bank Global Fund Services. The calculations of daily net asset value and sub administrative services are subcontracted to U.S. Bank Global Fund Services, resulting in fees paid by TIM for the six-month period ended May 31, 2026, in the following amounts:

Administrative & Accounting Fees Paid
LargeCap Fund	$55,614
MidCap Fund	$37,965
Bond Fund	$222,331

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

The Funds reimburse the Advisor for a portion of amounts paid by the Advisor out of the Advisor’s own resources under various shareholder, account maintenance, networking and other services provided to the Funds by broker-dealers and other intermediaries. The amount reimbursed by the Funds is equal to (1) for those accounts maintained through a shareholder servicing arrangement, an annual rate of no more than 0.10% of the average daily net assets of the omnibus accounts in the Funds for which all broker-dealers and other intermediaries, in the aggregate, are responsible, and (2) for those accounts maintained through a networking arrangement, no more than $6 per year per account in the Funds for which the broker-dealers and other intermediaries are responsible; provided however, in all cases only one of these fees shall be applicable to the assets in an account. This amount has been determined by the Funds’ Board to approximate (or not to exceed) the transfer agency fees that would otherwise have been payable by the Funds if such broker-dealers and intermediaries did not maintain these accounts. Such amounts are recorded within Shareholder servicing costs on each Fund’s Statement of Operations. For the six-month period ended May 31, 2026, the amounts reimbursed by the Funds to the Advisor were:

Intermediary Fees Reimbursed
LargeCap Fund	$9,536
MidCap Fund	$1,841
Bond Fund	$232,510

NOTE 4 - PURCHASE AND SALE OF SECURITIES

Investment transactions for the six-month period ended May 31, 2026, were as follows:

	Securities other than U.S. Government and Short-term Investments		U.S. Government Securities

	Purchases	Sales	Purchases	Sales
LargeCap Fund	$39,137,265	$43,910,498	$–	$–
MidCap Fund	$12,735,465	$13,779,036	$–	$–
Bond Fund	$413,951,536	$177,493,874	$10,995,800	$2,045,791

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

NOTE 5 – INCOME TAX INFORMATION

At November 30, 2025, the investment cost, aggregate unrealized appreciation and depreciation on investments and other components of distributable earnings for federal income tax purposes were as follows:

	LARGECAP FUND	MIDCAP FUND	BOND FUND
Federal tax cost	$117,937,113	$40,255,661	$1,962,981,863

Unrealized appreciation	$87,459,462	$18,970,125	$28,469,774
Unrealized depreciation	(6,907,563)	(4,206,481)	(155,535,130)
Net unrealized appreciation (depreciation)	$80,551,899	$14,763,644	($127,065,356)
Distributable ordinary income	1,503,461	490,167	17,100,273
Distributable long-term capital gains	9,371,273	4,463,288	-
Post-October losses	-	-	(146,884)
Capital loss carryforwards	-	-	(358,962,664)
Total distributable earnings (accumulated deficit)	$91,426,633	$19,717,099	($469,074,631)

The cost basis of investments for tax and financial reporting purposes differ principally due to wash sales.

Book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged to paid-in capital or distributable earnings, in the period that the differences arise. These reclassifications have no impact on net assets or net asset value per share. There were no such reclassifications as of November 30, 2025.

The tax basis post-October losses as of November 30, 2025 and capital loss carryforward as of November 30, 2025, which are not being recognized for tax purposes until the first day of the following fiscal year, are as follows:

	LARGECAP FUND	MIDCAP FUND	BOND FUND

Post-October losses
Short-term	$-	$-	$13,349
Long-term	-	-	(160,233)
Total Post-October losses	$-	$-	($146,884)
Net capital loss carryforward
Short-term	$-	$-	($54,097,641)
Long-term	-	-	(304,865,023)
Total capital loss carryforward	$-	$-	($358,962,664)

Capital losses are carried forward indefinitely and are available to offset future net realized gains, to the extent permitted by the Internal Revenue Code.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

The tax components of distributions paid during the six-month period ended May 31, 2026 and fiscal year ended November 30, 2025 are as follows:

	LARGECAP FUND	MIDCAP FUND	BOND FUND
Six-month period ended May 31, 2026
Distributions paid from
Ordinary income	$1,505,637	$492,446	$47,748,632
Long-term capital gains	9,371,621	4,463,588	-
Total distributions paid	$10,877,258	$4,956,034	$47,748,632

Fiscal year ended November 30, 2025
Distributions paid from
Ordinary income	$1,152,200	$503,732	$84,828,972
Long-term capital gains	18,262,934	3,667,233	-
Total distributions paid	$19,415,134	$4,170,965	$84,828,972

The following distributions were declared on June 23, 2026, payable to shareholders on June 24, 2026:

	LARGECAP FUND	MIDCAP FUND	BOND FUND

Ordinary income distributions
Amount	$-	$-	$25,469,254
Per share	$-	$-	$0.14
Long-term capital gains distributions
Amount	$-	$-	$-
Per share	$-	$-	$-

FINANCIAL HIGHLIGHTS

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Year Ended November 30,
LARGECAP FUND	Six-Month Period Ended May 31, 2026 (Unaudited)		2025	2024	2023	2022	2021
Per share operating performance
Net asset value, beginning of period	$123.00		$116.40	$96.24	$94.19	$105.38	$83.93
Income from investment operations
Net investment income	0.44		0.74	0.70	0.80	0.76	0.76
Net realized and unrealized gains (losses) on investments(a)	17.68		17.81	27.46	5.55	(6.70)	21.47
Total from investment operations	18.12		18.55	28.16	6.35	(5.94)	22.23
Less distributions
Distributions from net investment income	(0.73)		(0.71)	(0.79)	(0.76)	(0.76)	(0.78)
Distributions from net realized gains	(6.00)		(11.24)	(7.21)	(3.54)	(4.49)	-
Total distributions	(6.73)		(11.95)	(8.00)	(4.30)	(5.25)	(0.78)
Net asset value, end of period	$134.39		$123.00	$116.40	$96.24	$94.19	$105.38
Total return	15.35%		18.22%	31.13%	7.38%	(6.13% )	26.71%
Ratios and supplemental data
Net assets, end of period (millions)	$223.2		$199.0	$190.3	$158.7	$157.4	$165.4
Ratios to average net assets:
Ratios of net expenses	0.99	%(b)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses without reimbursement	1.10	%(b)	1.14%	1.13%	1.17%	1.16%	1.15%
Ratio of net investment income	0.71	%(b)	0.67%	0.66%	0.82%	0.79%	0.72%
Ratio of net investment income without reimbursement	0.60	%(b)	0.52%	0.52%	0.64%	0.62%	0.56%
Portfolio turnover rate	19	%(c)	15%	21%	30%	22%	12%

(a) Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may or may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(b) Calculated on an annualized basis.

(c) Calculated on a non-annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Year Ended November 30,
MIDCAP FUND	Six-Month Period Ended May 31, 2026 (Unaudited)		2025	2024	2023	2022	2021
Per share operating performance
Net asset value, beginning of period	$15.62		$15.26	$12.99	$14.64	$17.07	$13.20
Income from investment operations
Net investment income	0.04		0.08	0.08	0.11	0.10	0.05
Net realized and unrealized gains (losses) on investments(a)	2.20		1.36	3.21	(0.27)	(0.93)	3.87
Total from investment operations	2.24		1.44	3.29	(0.16)	(0.83)	3.92
Less distributions
Distributions from net investment income	(0.08)		(0.08)	(0.11)	(0.10)	(0.04)	(0.05)
Distributions from net realized gains	(1.32)		(1.00)	(0.91)	(1.39)	(1.56)	-
Total distributions	(1.40)		(1.08)	(1.02)	(1.49)	(1.60)	(0.05)
Net asset value, end of period	$16.46		$15.62	$15.26	$12.99	$14.64	$17.07
Total return	15.30%		10.56%	26.47%	(0.47%)	(5.71%)	29.75%
Ratios and supplemental data
Net assets, end of period (millions)	$62.1		$55.6	$59.2	$50.5	$54.9	$60.9
Ratios to average net assets:
Ratios of net expenses	1.15	%(b)	1.15%	1.15%	1.15%	1.14%	1.14%
Ratio of expenses without reimbursement	1.36	%(b)	1.41%	1.38%	1.41%	1.38%	1.35%
Ratio of net investment income	0.55	%(b)	0.55%	0.60%	0.82%	0.68%	0.22%
Ratio of net investment income without reimbursement	0.34	%(b)	0.29%	0.37%	0.56%	0.44%	0.01%
Portfolio turnover rate	22	%(c)	23%	27%	36%	23%	19%

(a) Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may or may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(b) Calculated on an annualized basis.

(c) Calculated on a non-annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Year Ended November 30,
BOND FUND	Six-Month Period Ended May 31, 2026 (Unaudited)		2025	2024	2023	2022	2021
Per share operating performance
Net asset value, beginning of period	$10.78		$10.50	$9.73	$9.90	$11.04	$10.73
Income from investment operations
Net investment income	0.28		0.54	0.56	0.57	0.37	0.42
Net realized and unrealized gains (losses) on investments(a)	(0.15)		0.27	0.78	(0.19)	(1.15)	0.36
Total from investment operations	0.13		0.81	1.34	0.38	(0.78)	0.78
Less distributions
Distributions from net investment income	(0.27)		(0.53)	(0.57)	(0.55)	(0.36)	(0.47)
Distributions from net realized gains	-		-	-	-	-	-
Total distributions	(0.27)		(0.53)	(0.57)	(0.55)	(0.36)	(0.47)
Net asset value, end of period	$10.64		$10.78	$10.50	$9.73	$9.90	$11.04
Total return	1.22%		7.95%	14.11%	4.02%	(7.17%)	7.43%
Ratios and supplemental data
Net assets, end of period (millions)	$1,934.4		$1,860.6	$1,602.4	$1,223.3	$1,704.0	$2,582.0
Ratios to average net assets:
Ratios of expenses	0.72	%(b)	0.73%	0.74%	0.75%	0.73%	0.71%
Ratio of net investment income	5.32	%(b)	5.09%	5.53%	5.57%	3.36%	3.75%
Portfolio turnover rate	10	%(c)	26%	21%	5%	6%	34%

(a) Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may or may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(b) Calculated on an annualized basis.

(c) Calculated on a non-annualized basis.

See Notes to Financial Statements.

ADDITIONAL INFORMATION (Unaudited)

THOMPSON IM FUNDS, INC.

The information below is required disclosure for Form N-CSR

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Information regarding remuneration paid by the Funds is disclosed within the financial statements as well as the Statement of Additional Information filed under Form N-1A.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Agreements.

See the required disclosures included in the Form N-CSR for the Year Ended November 30, 2025 as well as the Statement of Additional Information filed under Form N-1A.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Information included in Item 7, if applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Information included in Item 7, if applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to information included in Item 7 as well as the Statement of Additional Information filed under Form N-1A.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See the required disclosures included in the Additional Information section of Form N-CSR for the Year Ended November 30, 2025.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 16. Controls and Procedures.

(a)	Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)	Change in Internal Controls Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit
19(a)(1)

The Code of Ethics for the Registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer referred to in Item 2 was filed as Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR filed on January 28, 2005, and is incorporated herein by reference

19(a)(3)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
19(a)(3)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
19(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 29th day of July 2026.

THOMPSON IM FUNDS, INC.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 29th day of July 2026.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive Officer (Principal Executive Officer)

By:	/s/ Penny Hubbard
Penny Hubbard, Chief Financial Officer (Principal Financial Officer)